Accounting policies (Details 3)	12 Months Ended
Dec. 31, 2017
Fixtures and fittings [Member]
Statement Line Items [Line Items]
Depreciation rates of property, plant and equipment	25% per annum straight line
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Depreciation rates of property, plant and equipment	10% per annum straight line
Computer Equipment [Member]
Statement Line Items [Line Items]
Depreciation rates of property, plant and equipment	25% per annum straight line
Laboratory Equipment [Member]
Statement Line Items [Line Items]
Depreciation rates of property, plant and equipment	15% - 25% per annum straight line